ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Debt Issuance Cost	$ 4,200,000	$ 7,200,000
Standby letters of credit	12,200,000
Accrued self-insured claims	9,000,000	9,900,000
Deferred tax assets, valuation allowance	44,926,000	38,769,000
Convertible notes fair value	68,800,000
Fair value of embedded derivative agreement in the convertible debt	17,200,000
Fair balue of issued warrants	4,900,000
Fair value of long-term incentive plan acquired	$ 7,000,000